ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

UP Fintech Holding Limited (the “Company”) was incorporated under the laws of Cayman Islands on January 26, 2018. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively, the “Group”) are primarily engaged in providing online brokerage services.

As of December 31, 2019, details of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

	Date of	Place of	Percentage of
	incorporation or	establishment/	legal
	acquisition	incorporation	ownership
Subsidiaries:
Tiger Holdings Group Limited (“Tiger Holdings”)	August 01, 2015	New Zealand	100%
Tiger Brokers (NZ) Limited (“TBNZ”)[1]	August 02, 2016	New Zealand	100%
U-Tiger SPC (“U-Tiger SPC”)	June 18, 2017	Cayman Islands	100%
I-Tiger Global Investment SPC (“I-Tiger SPC”)	July 12, 2017	Cayman Islands	100%
I‑Tiger Capital Management Limited (“I‑Tiger Capital Management”)	July 12, 2017	Cayman Islands	65%
I‑Tiger Global Investment Management Limited (“I‑Tiger Global Investment”)	July 12, 2017	Cayman Islands	100%
I‑Tiger Capital Limited (“I‑Tiger Capital”)	July 12, 2017	Cayman Islands	65%
Prosperous Investment Management Limited (“Prosperous Investment”)	July 12, 2017	Cayman Islands	100%
Tiger Brokers(AU)Pty Limited (“TBAU”)[2]	September 26, 2017	Australia	100%
Up Fintech International Limited (“Up International”)	February 08, 2018	Hong Kong	100%
Tiger Fintech (Singapore) PTE Ltd. (“Tiger SG”)	March 13, 2018	Singapore	100%
Tiger Brokers (Singapore) PTE Ltd. (“Tiger Brokers SG”)	March 27, 2018	Singapore	100%
US Tiger Securities, Inc. (“US Tiger Securities”)	March 30, 2018	United States of America(“USA”)	100%
Ningxia Xiangshangyixin Technology Co., Ltd (“Ningxia XSYX”, “Ningxia WFOE”)	May 17, 2018	PRC	100%
Up Fintech Global Holdings Limited (“Up Global”)	June 15, 2018	BVI	100%
Tiger Fintech Holdings, Inc (“Tiger Fintech Holdings”)	July 09, 2018	USA	100%
Xiangshang Upfintech Holding Limited (“Xiangshang Upfintech Holding”)	July 11, 2018	BVI	100%
Beijing Xiangshangyixin Technology Co., Ltd (“Beijing XSYX”, “Beijing WFOE”)	July 26, 2018	PRC	100%
Trading Front Inc (“Trading Front”)	August 01, 2018	USA	100%
Wealthn LLC (“Wealthn”)	August 01, 2018	USA	100%
Uptech Global Holding Limited (“Uptech Holding”)	August 03, 2018	British Virgin Islands (“BVI”)	100%
Tiger Fixed Income Portfolio Limited (“Tiger Fixed”)	September 06, 2018	Cayman Islands	100%
JV Uptech Holding limited (“JV”)	September 18, 2018	BVI	100%
Kastle Limited (“Kastle”)	October 15, 2018	Hong Kong	100%
Fleming Funds Management Pty Limited (“Fleming”)	November 22, 2018	Australia	100%
Amtiger Consultants Private Limited (“Amtiger”)	January 09, 2019	India	99.999%
Tung Chi Consulting Limited (“Tung Chi”)	January 29, 2019	Hong Kong	100%
Marsco Investment Corporation (“Marsco”)	July 12, 2019	USA	100%
Tiger Investor Services Pty Limited (“Tiger Investor”)	July 29, 2019	Australia	100%
Subsidiaries:
Tradeup Inc. (“Tradeup”)	October 10, 2019	USA	100%
VIEs:
Ningxia Xiangshang Rongke Technology Co.,LTD (“Ningxia Rongke”, “Ningxia VIE”)	June 11, 2014	PRC	Consolidated VIE
Beijing Xiangshang Yiyi Laohu Technology Group Co.,LTD (“Beijing Yiyi”, “Beijing VIE”)	October 29, 2018	PRC	Consolidated VIE
TigerShares Trust (“Trust”)	September 25, 2018	USA	Consolidated VIE
VIEs’ subsidiaries:
Tiger Technology Corporation Limited (“Tiger Technology”)	October 14,2014	Hong Kong	VIE’s subsidiary
Tiger Holdings, LLC (“Tiger LLC”)	October 13, 2015	USA	VIE’s subsidiary
Beijing U‑Tiger Network Technology Co., LTD. (“Beijing U‑Tiger Network”)	April 20, 2016	PRC	VIE’s subsidiary
Beijing U‑Tiger Business Service Co., Ltd (“Beijing U‑Tiger Business”)	April 21,2016	PRC	VIE’s subsidiary
Beijing Chenhao Technology Co., LTD. (“Beijing Chenhao”)	August 11, 2016	PRC	VIE’s subsidiary
Tiger Financial Information Service (NX) Co., Ltd. (“Tiger Financial Information”)	September 09, 2016	PRC	VIE’s subsidiary
Tiger Rongke Technology Co., Ltd. (“Tiger Rongke”)	November 09, 2016	PRC	VIE’s subsidiary
Fangguang Technology (NX) Co., Ltd. (“Fangguang Technology”)	November 16, 2016	PRC	VIE’s subsidiary
Yunxin (Beijing) Information Consulting Co., Ltd. (“Beijing Yunxin”)	November 23, 2016	PRC	VIE’s subsidiary
Xinhu Information Technology (SH) Co., Ltd (“Shanghai Xinhu”)	July 05, 2017	PRC	VIE’s subsidiary
Top Capital Partners Custodians Limited (“Top Capital Partners Custodians”)	September 13,2017	New Zealand	VIE’s subsidiary
Beijing Zhijianfengyi Information Technology Co., Ltd (“Beijing ZJFY”)	January 25, 2018	PRC	VIE’s subsidiary
Shenzhen Xiang Shang Hu Xun Technology Co., LTD. (“Hu Xun”)	June 20, 2018	PRC	VIE’s subsidiary
Beijing Beihu Commercial Service Co., Ltd (“Beihu”)	August 10, 2018	PRC	VIE’s subsidiary
Beijing Huyi Technology Co., Ltd (“Huyi”)	September 05, 2018	PRC	VIE’s subsidiary
Guangzhou U-Tiger Technology Co.,LTD (“Guangzhou U-Tiger”)	December 24, 2018	PRC	VIE’s subsidiary
Shenzhen Huichuang Tianrong Asset Management Co.,Ltd. (“Huichuang Tianrong”)	January 26, 2019	PRC	VIE’s subsidiary
Tiger Brokers International Limited (“TB International”)	September 26, 2019	Hong Kong	VIE’s subsidiary
Tiger Brokers Group Limited (“TB Group”)	September 26, 2019	Hong Kong	VIE’s subsidiary
Tiger Assets Management Corporation Limited (“Tiger Asset Management”)	September 26, 2019	Hong Kong	VIE’s subsidiary

1  In June, 2019, the name of “Top Capital Partners Limited” was changed to “Tiger Brokers (NZ) Limited”

2  In May, 2019, the name of “Top Capital Partners (Australia) PTY Limited” was changed to “Tiger Brokers (AU) Pty Limited”

History of the Group and reorganization under identical common ownership

The Group’s history began in June 2014 with the commencement of operations of Ningxia Rongke, as a limited liability company in PRC incorporated by Mr. Tianhua, Wu, Chief Executive Officer (the “CEO”). From December 2014 to January 2017, after the incorporation of the Ningxia Rongke, series Angel, A, B, B+ investors (collectively, the “equity investors”) each acquired certain equity interest with preferential rights of Ningxia Rongke.

In June 2018, the Company undertook a series of reorganization transactions to re‑domicile its business from the PRC to the Cayman Islands (the “Re‑domiciliation”). The main purpose of the Re‑domiciliation was to establish a Cayman holding company for the existing business in preparation for its overseas initial public offering. At the same shareholding percentages and the rights of each shareholder were substantially the same in Ningxia Rongke and the Company, the Re‑domiciliation was accounted for as a reorganization of entities under common ownership. As a result, the consolidated financial statements for the year ended December 31, 2017 represent Ningxia Rongke’s historical consolidated financial statements as if the corporate structure of the Company had been in existence since the beginning of the periods presented. The consolidated financial statements as of and for the year ended December 31, 2018 represent the consolidated financial statements of the Group.

The VIE arrangements

To provide the Company control over the VIEs and the rights to the expected residual returns of the VIEs and VIEs’ subsidiaries, on June 7, 2018, Ningxia WFOE entered into a series of contractual arrangements as described below, and as amended on December 17, 2018, with the Ningxia Rongke and its equity investors. On October 30, 2018, Beijing WFOE entered into a series of substantially same contractual arrangements with Beijing Yiyi.

As a result of entering into these contractual agreements, the Company through its wholly owned subsidiaries, Ningxia WFOE and Beijing WFOE (the “WOFEs”), has (1) power to direct the activities of the VIEs that most significantly affect the entities’ economic performance and (2) the right to receive economic benefits of the VIEs that could be significant to the VIEs. Accordingly, The Company is considered the primary beneficiary of the VIEs and consolidate the VIEs’ financial results of operations, assets, and liabilities in the Company’s consolidated financial statements. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the exclusive business cooperation agreements and pay service fees to the Company. The ability to charge service fees in amounts determined at the Company’s sole discretion, and by ensuring that the exclusive business cooperation agreements are executed and renewed indefinitely, the Company has the right to receive substantially all of the economic benefits from the VIEs.

Agreements that were entered to provide the Company effective control over the VIEs

Exclusive Option Agreements. The respective equity investors of the VIEs entered into Exclusive Option Agreements with the WFOEs respectively, pursuant to which the equity investors of the VIEs grant the WFOEs an irrevocable and exclusive right to purchase or designate one or more persons to purchase the equity interests in the VIEs then held by the equity investors of the VIEs once or at multiple times at any time in part or in whole at the WFOEs’ sole and absolute discretion to the extent permitted by PRC laws. The standard equity interest purchase price is RMB10 (US$1.5). If a minimum price limited by PRC law applicable is more than RMB10 (US$1.5), the purchase price of the equity interest shall equal such minimum price. The agreement shall remain effective for a term of ten years and renewable at the WFOEs’ election.

Powers of Attorney. The equity investors of the VIEs signed the irrevocable Powers of Attorney to appoint the WFOEs as the attorney‑in‑fact to act on the equity investors’ behalf on all rights that the equity investors have in respect of their equity interest in the VIEs conferred by relevant laws and regulations and the articles of association of the VIEs. The rights include but not limited to attending shareholders meeting, exercising voting rights, designating and appointing on behalf of the equity investors, the legal representative (chairperson), the director, supervisor, the chief executive officer and other senior management members of the VIEs. Power of Attorney is coupled with an interest and shall be irrevocable and continuously valid from the date of execution of the Powers of Attorney.

Spousal Consent letters. The spouse of each married equity investors of the VIEs has signed a spousal consent letter, which unconditionally and irrevocably agreed not to assert any rights over the equity interest in the VIEs held by and registered in the name of their spouse. In addition, in the event that the spouse obtains any equity interest in the VIEs for any reason, they agreed to be bound by the contractual arrangements.

Commitment letters. The respective equity investors of the VIEs entered into Commitment letters with the WFOEs respectively. The equity investors of the VIEs undertake that, when exercising their options, they will refund, without any conditions, any amount and fees to the WFOEs which exceed the share purchase price provided in the Exclusive Option Agreements.

Agreements that were entered to transfer economic benefits to the Company

Exclusive Business Cooperation Agreements. The WFOEs entered into Exclusive Business Cooperation Agreements with the VIEs and their equity investors. Under the agreements, VIEs agree to appoint the WFOEs as their exclusive services provider to provide the business support, technical and consulting services at a determined price. The WFOEs shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the agreement. The annual service fee should not be less than 99% of VIEs’ total net profit and could be decided and adjusted by the WFOEs. The service agreement shall remain effective for ten years. The WFOEs has the right to unilaterally extend the agreement and the VIEs shall accept the extended term unconditionally.

Equity Pledge Agreements. The equity investors of the VIEs entered into Equity Pledge Agreements with the WFOEs, under which the equity investors pledged all of the equity interest in the VIEs to the WFOEs to ensure that the WFOEs collect all payments due by the VIEs, including without limitation the consulting and service fees regularly from the VIEs under the Exclusive Business Cooperation Agreements. The WFOEs shall have the right to collect dividends generated by the equity interest during the term of pledge. If any event of default, the WFOEs, as the pledgee, will be entitled to take possession of the equity interest pledged and to dispose of the pledged equity interest. The Equity Pledge Agreements remain continuously valid until all payments due under the Exclusive Business Cooperation Agreements have been fulfilled by the VIEs.

Risks in relation to the VIE structure

The Company believes that the WFOEs’ contractual arrangements with the VIEs and their respective subsidiaries are in compliance with PRC laws and are legally enforceable. The equity investors of the VIEs are also major shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney. The WFOEs have to vote on all matters requiring shareholders’ approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The shareholders are required to complete the registration of the equity pledge under the agreements with competent government authorities. In case any of the shareholders is in breach, the WFOEs will be entitled to certain right, including the right to dispose the pledged equity interest and to receive proceeds from the auction or sale of the pledge equity interests. The Company has completed the registration of the equity pledges relating to the VIEs with the local government authorities.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	restrict the Group’s right to collect revenues;
•	restrict or prohibit the Group to finance its business and operations in China;
•	require the Group to restructure the operations;
•

impose additional conditions or requirements with which the Group might not be able to comply, levy fines, confiscate the Group’s income or the income of its PRC subsidiary or affiliated PRC entities; or

•	take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs, VIEs’ subsidiaries, or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs and VIEs’ subsidiaries. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, the WFOEs, the VIEs and their respective subsidiaries.

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany transaction and balances within the Group:

	As of December 31,
	2018	2019
	US$	US$
Current assets	17,648,541	11,412,715
Non-current assets	9,581,582	5,838,056
Total assets	27,230,123	17,250,771
Current liabilities	6,939,074	10,365,633
Non-current liabilities	—	100,701
Total liabilities	6,939,074	10,466,334

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Total revenues	16,949,184	27,536,436	3,089,605
Net Loss	(7,927,494)	(4,948,406)	(24,539,413)

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Net cash (used in)/provided by operating activities	(8,510,634)	3,768,318	33,354,051
Net cash used in investing activities	(3,670,010)	(2,456,147)	(726,601)
Net cash provided by/(used in) financing activities	14,596,081	(1,509,434)	—

The VIEs contributed an aggregate of 100%,  82% and 6% of the consolidated revenues for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the VIEs accounted for an aggregate of 24% and 2%, respectively, of the consolidated total assets, and 41% and 2%, respectively, of the consolidated total liabilities.

There are no consolidated VIEs’ assets that are collateralized for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 21 for disclosure of restricted net assets.